RESEARCH AND DEVELOPMENT - Disclosure of Research and Development Expense (Details) - CAD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Selling, General And Administrative Expense [Line Items]
Research and development expense	$ 7,473,717	$ 5,458,818
Project related expenses [Member]
Selling, General And Administrative Expense [Line Items]
Research and development expense	2,305,804	1,742,825
Salary costs allocated [Member]
Selling, General And Administrative Expense [Line Items]
Research and development expense	4,786,811	3,348,280
Payments to research partners [Member]
Selling, General And Administrative Expense [Line Items]
Research and development expense	92,984	116,482
Professional fees - patent development costs [Member]
Selling, General And Administrative Expense [Line Items]
Research and development expense	$ 288,118	$ 251,231